Schedule of Investments (unaudited) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,462,281
Ajax Mortgage Loan Trust(b)
Series 2018-A, Class B, 0.00%, 04/25/58		444	243,062
Series 2018-B, Class B, 1.00%, 02/26/57		456	132,107
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 7.02%, 10/13/30		3,050	2,986,389
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 01/15/30		1,000	938,489
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 5.92%, 04/20/31(a)(b)		1,000	939,270
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.47%, 07/25/30(a)(b)		2,000	1,868,676
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.49%, 10/15/28(a)(b)		500	500,152
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.73%, 04/15/31(a)(b)		700	700,500
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)		1,000	1,004,992
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.39%, 10/15/30(a)(b)		1,450	1,426,527
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(a)(b)		250	250,652
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	1,187,496
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.98%), 6.20%, 10/24/29(a)(b)		1,000	967,112
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 04/20/31(a)(b)		1,500	1,417,530
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.14%, 10/15/32(a)(b)		1,000	999,431
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.94%, 07/15/32(a)(b)		250	250,645
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.92%, 10/20/32(a)(b)		250	251,127
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 01/17/28(a)(b)		250	241,307
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.38%, 04/20/32(a)(b)(c)		250	250,000
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.66%, 07/20/32(a)(b)		2,200	2,179,719
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 5.57%, 04/20/31(a)(b)		2,000	1,909,893
CFMT LLC(a)(b)(c)
Series 2019-HB1, Class M4, 4.49%, 12/25/29		250	249,250
Series 2019-HB1, Class M5, 6.00%, 12/25/29		250	245,500
Deer Creek Clo Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 6.57%, 10/20/30(a)(b)		1,000	995,124
Elmwood CLO II Ltd.(a)(b)
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.80%), 7.02%, 04/20/31		500	500,029
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 1.00%, 04/20/34(d)		250	250,000
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		1,425	1,428,002

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	210	$161,957
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(b)	USD	550	546,350
Goldentree Loan Management US Clo 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 4.92%, 11/28/30(a)(b)		1,500	1,375,410
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.87%, 10/29/29(a)(b)		500	478,489
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.87%, 04/20/29(a)(b)		700	699,976
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.37%, 07/18/31(a)(b)		1,120	1,047,669
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 0.48%, 02/25/36(a)		2,788	2,558,240
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.75%, 01/20/33(a)(b)		500	502,064
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315	349,355
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.47%, 01/20/29(a)(b)		1,270	1,270,270
Madison Park Funding XXX Ltd.(a)
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.19%, 04/15/29(b)		1,250	1,189,200
Series 2018-30X, Class E, 5.19%, 04/15/29		250	237,840
Mariner CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.10%, 04/30/32(a)(b)		250	250,646
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500	2,474,163
Series 2020-AA, Class D, 5.75%, 08/21/34		250	254,989
MCM Trust, Series 2018-NPL1, Class B, 1.00%, 05/28/58(b)		2,083	1,113,295
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		345	359,637
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500	1,499,813
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.22%, 04/24/29		600	586,811
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.54%, 04/10/33		500	500,000
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.88%, 07/20/32		1,000	999,105
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.97%, 07/20/30		250	246,295
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.97%, 07/20/30		250	250,269
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.83%, 07/16/31		1,500	1,449,102
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.03%, 08/23/31(a)(b)		2,000	1,845,892
Regatta VI Funding Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 5.00%), 5.22%, 07/20/28(a)(b)		250	244,864

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)	USD	700		$727,548
Rockford Tower CLO Ltd.(a)(b)
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 04/15/29		2,000		1,879,027
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29		1,150		1,139,303
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 10/20/30		970		955,387
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.97%, 10/20/30		1,000		942,477
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(c)		—	(e)	402,112
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.33%, 10/25/32(a)(b)		2,250		2,264,261
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 7.32%, 01/15/31		500		467,859
Series 2018-1A, Class USUB, 0.00%, 01/15/18		1,750		1,076,281
Sun Country, 7.00%, 12/15/23(c)		622		599,092
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.97%, 07/17/31(a)(b)		250		242,197
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		500		502,268
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.74%, 01/15/31(a)(b)		2,750		2,739,048
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.97%, 07/25/31(a)(b)		1,900		1,802,193
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)		500		394,860
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.87%, 07/25/26(a)(b)		350		349,974
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.47%, 07/20/28(a)(b)		750		749,747
York CLO Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.23%, 10/22/29(a)(b)		250		247,554
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.87%, 01/22/31(a)(b)		500		469,473

Total Asset-Backed Securities — 18.8% (Cost: $68,981,386)				66,217,624

		Shares

Common Stocks

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(c)(f)		400		2,320

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000		47,440

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(f)		6,935		606,466

Security		Shares	Value

Oil & Gas Exploration & Production — 0.1%
CA Resources Corp.(f)		19,277	$460,326

Oil, Gas & Consumable Fuels(f) — 0.3%
California Resources Corp.		39,354	946,857
Chesapeake Energy Corp., (Acquired 02/10/21, Cost: $2,964)(g)		313	13,083

			959,940

Total Common Stocks — 0.6% (Cost: $1,894,536)			2,076,492

		Par (000)

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	178	173,000

Aerospace & Defense — 1.5%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		491	537,792
General Electric Co., 4.35%, 05/01/50(h)		595	660,417
Howmet Aerospace Inc., 6.75%, 01/15/28(h)		1,209	1,426,620
Rolls-Royce PLC, 1.63%, 05/09/28	EUR	100	106,846
TransDigm, Inc.(h)
6.50%, 05/15/25	USD	1,330	1,354,937
6.25%, 03/15/26(b)		1,163	1,233,013

			5,319,625

Airlines — 2.3%
American Airlines Group, Inc.(c)
4.87%, 04/22/25		303	295,193
4.00%, 12/15/25		244	239,243
Avianca Holdings SA(b)(i)
(10.50% Cash or 12.00% PIK), 12.25%, 11/10/21(h)		5,975	6,032,498
(10.50% Cash or 12.00% PIK), 12.25%, 11/10/21		422	425,692
Gol Finance SA, 7.00%, 01/31/25(b)(h)		500	407,188
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(h)		523	579,893

			7,979,707

Auto Components — 0.2%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(h)		79	83,901
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)	EUR	113	134,842
ZF Finance GmbH
3.00%, 09/21/25		100	123,651
3.75%, 09/21/28		200	255,642

			598,036

Automobiles(h) — 0.3%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	USD	612	660,525
General Motors Co., 5.95%, 04/01/49		195	247,439

			907,964

Banks — 1.1%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)		200	205,125

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)	USD	577	$581,327
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(a)(j)		400	420,375
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(j)		250	268,047
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	203,063
BBK BSC, 5.50%, 07/09/24		279	293,473
Grupo Aval Ltd., 4.38%, 02/04/30(b)		580	583,444
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(j)	EUR	250	328,722
Itau Unibanco Holding SA, 5.13%, 05/13/23(b)(h)	USD	432	456,041
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(j)		541	537,749

			3,877,366

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		145	169,863
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(h)		245	277,981
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	250	352,404
Central American Bottling Corp.(h)
5.75%, 01/31/27	USD	425	449,969
5.75%, 01/31/27(b)		100	105,875
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		195	207,257
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		1,092	1,107,015
OI European Group BV, 2.88%, 02/15/25	EUR	100	118,501

			2,788,865

Biotechnology — 0.1%
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	195	173,313
Royalty Pharma PLC, 3.55%, 09/02/50(b)		195	185,825

			359,138

Building Materials — 0.4%
Carrier Global Corp., 3.58%, 04/05/50		195	191,489
Cemex SAB de CV
3.13%, 03/19/26	EUR	300	360,935
5.45%, 11/19/29(h)	USD	443	481,984
3.88%, 07/11/31(b)		230	224,595
Standard Industries, Inc., 4.75%, 01/15/28(b)(h)		46	47,684
US Concrete, Inc., 6.38%, 06/01/24(h)		13	13,276

			1,319,963

Building Products — 0.0%
Lowe’s Cos., Inc., 3.00%, 10/15/50(h)		195	181,880

Capital Markets — 0.2%
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)	EUR	470	559,437

Chemicals — 1.5%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		100	119,336
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(h)	USD	497	564,095
Equate Petrochemical BV, 4.25%, 11/03/26(b)(h)		457	497,845
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	120,495
LYB International Finance III LLC, 4.20%, 05/01/50	USD	195	209,631
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(h)		1,407	1,470,315

Security		Par (000)	Value

Chemicals (continued)
OCI NV, 3.63%, 10/15/25	EUR	100	$122,254
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)(h)	USD	1,000	1,172,188
Sasol Financing USA LLC
4.38%, 09/18/26		200	204,030
6.50%, 09/27/28(h)		576	619,488
5.50%, 03/18/31		315	308,700

			5,408,377

Commercial Services & Supplies — 1.1%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(h)		210	214,725
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(b)(h)		1,152	1,245,312
DAE Funding LLC, 3.38%, 03/20/28(b)(h)		465	460,350
United Rentals North America, Inc., 4.88%, 01/15/28(h)		1,396	1,470,505
Verisure Holding AB
3.50%, 05/15/23	EUR	271	320,887
3.88%, 07/15/26		100	120,888

			3,832,667

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(j)		100	115,651

Construction Materials — 0.2%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(h)	USD	816	830,729

Consumer Discretionary — 0.1%
Q-Park Holding I BV
1.50%, 03/01/25	EUR	100	112,579
(3 mo. Euribor + 2.00%), 2.00%, 03/01/26(a)		100	112,732
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		100	121,667

			346,978

Consumer Finance — 0.3%
Encore Capital Group, Inc., 4.88%, 10/15/25		100	123,550
Global Payments, Inc., 4.15%, 08/15/49	USD	195	212,778
Muthoot Finance Ltd.
6.13%, 10/31/22(b)(h)		453	469,421
4.40%, 09/02/23		200	202,875

			1,008,624

Containers & Packaging(b)(h) — 0.4%
Klabin Austria GmbH, 3.20%, 01/12/31		305	289,750
Suzano Austria GmbH, 7.00%, 03/16/47		1,000	1,282,490

			1,572,240

Diversified Financial Services — 1.5%
Alfa SAB de CV
6.88%, 03/25/44(b)(h)		400	493,750
6.88%, 03/25/44		200	246,875
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	310	430,980
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(h)	USD	944	882,345
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)(h)		325	360,850
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	88	124,067
Citigroup, Inc., 4.65%, 07/23/48	USD	195	239,278
Credit Agricole SA, (5 year USD Swap + 4.90%), 7.88%(a)(h)(j)		600	672,750
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	142,447
Intrum AB 2.75%, 07/15/22	EUR	10	11,712

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Intrum AB (continued)
4.88%, 08/15/25	EUR	100	$122,401
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(a)(h)	USD	195	190,976
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,812
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)		661	667,734
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		200	204,875
5.10%, 07/16/23		400	406,375

			5,404,227

Diversified Telecommunication Services — 1.1%
AT&T, Inc., 3.30%, 02/01/52(h)		195	175,626
Level 3 Financing, Inc.(b)(h)
4.25%, 07/01/28		575	581,503
3.63%, 01/15/29		460	445,625
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(i)		375	391,875
SoftBank Group Corp.
4.00%, 04/20/23	EUR	100	123,056
4.75%, 07/30/25		200	260,046
Telecom Italia Capital SA, 6.38%, 11/15/33(h)	USD	1,239	1,458,378
Verizon Communications, Inc.
2.88%, 11/20/50(h)		195	173,313
3.55%, 03/22/51		198	197,722

			3,807,144

Education — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	207,437

Electric Utilities — 0.9%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)(h)		505	506,894
Oryx Funding Ltd., 5.80%, 02/03/31(b)		200	206,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49(h)		250	264,220
Talen Energy Supply LLC(b)(h)
7.25%, 05/15/27		1,591	1,626,575
6.63%, 01/15/28		675	674,284

			3,278,723

Electrical Equipment — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	62,125

Energy Equipment & Services(b) — 0.5%
Bristow Group, Inc., 6.88%, 03/01/28(h)		269	268,129
Pioneer Energy Services Corp.(c)(i)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		162	161,416
(5.00% PIK), 5.00%, 11/15/25		114	114,582
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(h)		1,103	1,069,716

			1,613,843

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.10%, 06/15/50(h)		195	179,258
Crown Castle International Corp., 2.90%, 04/01/41		195	179,400
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		200	204,188
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		1,895	2,034,033
4.63%, 06/15/25(b)		123	129,728
Service Properties Trust 4.50%, 06/15/23(h)		512	520,120

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust (continued) 7.50%, 09/15/25	USD	58	$65,912
Trust Fibra Uno, 5.25%, 01/30/26(b)		230	253,287
XHR LP, 6.38%, 08/15/25(b)(h)		148	156,325

			3,722,251

Food & Staples Retailing — 0.9%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	320	442,828
BRF GmbH, 4.35%, 09/29/26	USD	200	204,563
Cydsa SAB de CV, 6.25%, 10/04/27(b)(h)		1,000	1,047,500
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(h)		800	839,250
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	208,500
Kroger Co., 3.95%, 01/15/50(h)		195	210,708
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR	100	117,105

			3,070,454

Food Products(b)(h) — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	USD	43	46,977
MHP Lux SA, 6.25%, 09/19/29		1,000	991,250

			1,038,227

Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		55	57,901
Anthem, Inc., 3.13%, 05/15/50		195	186,078
DaVita, Inc., 4.63%, 06/01/30(b)(h)		890	906,785
HCA, Inc.
3.50%, 09/01/30(h)		1,210	1,220,248
5.25%, 06/15/49		195	238,615
Select Medical Corp., 6.25%, 08/15/26(b)(h)		780	828,953
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(h)		901	926,904
4.88%, 01/01/26(h)		1,488	1,547,163
4.63%, 06/15/28		49	50,224
Universal Health Services, Inc., 2.65%, 10/15/30(b)(h)		137	132,276

			6,095,147

Health Care Technology — 0.1%
CAB SELAS, 3.38%, 02/01/28		300	350,473
Synlab Bondco PLC, (3 mo. EURIBOR + 4.75%), 4.75%, 07/01/25(a)		137	162,774

			513,247

Hotels, Restaurants & Leisure — 4.0%
7-Eleven, Inc., 2.80%, 02/10/51(b)(h)	USD	260	232,863
Boyd Gaming Corp.
8.63%, 06/01/25(b)		82	91,184
4.75%, 12/01/27(h)		443	451,519
Caesars Entertainment, Inc.(b)(h)
6.25%, 07/01/25		486	518,083
8.13%, 07/01/27		314	346,262
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)		144	151,963
Carlson Travel, Inc., 6.75%, 12/15/25(b)(h)		2,704	2,474,160
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(h)		220	231,559
Champion Path Holdings Ltd.
4.50%, 01/27/26		200	207,938
4.85%, 01/27/28		200	208,910
Cirsa Finance International Sarl, 7.88%, 12/20/23(b)(h)		400	404,520

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
CPUK Finance Ltd., 4.25%, 08/28/22	GBP	104	$143,401
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)	USD	43	45,956
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	204,625
6.75%, 07/02/23		200	209,563
6.85%, 07/02/24		600	632,812
Full House Resorts, Inc., 8.25%, 02/15/28(b)		29	30,894
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		274	291,468
Hyatt Hotels Corp., 5.38%, 04/23/25(h)		224	251,320
International Game Technology PLC, 6.50%, 02/15/25(b)(h)		1,150	1,262,125
IRB Holding Corp., 7.00%, 06/15/25(b)(h)		151	162,544
Ladbrokes Group Finance PLC, 5.13%, 09/16/22	GBP	26	37,942
Marriott International, Inc.(h)
Series FF, 4.63%, 06/15/30	USD	106	118,582
Series GG, 3.50%, 10/15/32		508	527,149
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(h)		555	589,481
Melco Resorts Finance Ltd., 5.25%, 04/26/26		300	309,469
MGM China Holdings Ltd., 5.88%, 05/15/26(h)		300	314,062
Peninsula Pacific Entertainment LLC/Peninsula Pacific
Entertainment Finance, Inc., 8.50%, 11/15/27(b)(h)		706	758,950
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		464	495,835
SeaWorld Parks & Entertainment, Inc.(b)(h)
8.75%, 05/01/25		669	724,192
9.50%, 08/01/25		310	336,916
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	81,991
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	GBP	100	145,442
Travel & Leisure Co., 6.63%, 07/31/26(b)(h)	USD	189	214,581
Wynn Macau Ltd., 5.50%, 01/15/26(h)		400	416,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)		482	493,327

			14,117,588

Household Durables — 3.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)(h)
9.88%, 04/01/27		602	675,745
6.63%, 01/15/28		495	527,175
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 09/15/27(b)(h)		541	564,669
Century Communities, Inc., 6.75%, 06/01/27(h)		110	116,923
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		1,000	1,162,500
Forestar Group, Inc.(b)(h)
8.00%, 04/15/24		1,495	1,560,406
5.00%, 03/01/28		669	694,295
M/I Homes, Inc., 4.95%, 02/01/28(h)		510	528,169
PulteGroup, Inc.(h)
5.50%, 03/01/26		231	269,525
7.88%, 06/15/32		1,138	1,601,086
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		647	714,935
5.75%, 01/15/28		2,269	2,499,417
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		505	540,350
5.70%, 06/15/28		38	41,998
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(h)		1,489	1,604,398

			13,101,591

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.(b)(h)
5.25%, 06/01/26	USD	943	$969,640
4.50%, 02/15/28		1,365	1,376,466
5.13%, 03/15/28		722	725,357
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(h)		225	228,375
Greenko Dutch BV
5.25%, 07/24/24		200	207,375
3.85%, 03/29/26		200	200,688
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		300	320,062
India Green Energy Holdings
5.38%, 04/29/24(b)		300	311,625
5.38%, 04/29/24		250	259,688
Neerg Energy Ltd., 6.00%, 02/13/22(h)		200	202,188
ReNew Power Synthetic, 6.67%, 03/12/24(h)		500	525,312

			5,326,776

Insurance(a) — 0.3%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(j)		400	428,798
Assicurazioni Generali SpA, (3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48	EUR	500	701,921

			1,130,719

Interactive Media & Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	200	203,500
Adevinta ASA, 3.00%, 11/15/27	EUR	200	242,163
United Group BV, 4.88%, 07/01/24		430	512,556

			958,219

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(b)(h)	USD	183	211,678

IT Services — 0.1%
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	122,109
International Business Machines Corp., 2.95%, 05/15/50(h)	USD	195	181,250

			303,359

Machinery — 0.2%
Loxam SAS, 3.75%, 07/15/26	EUR	200	235,713
Vertical Midco GmbH
4.38%, 07/15/27		115	141,630
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		173	206,427
Vertical US Newco, Inc., 5.25%, 07/15/27(b)(h)	USD	274	286,844

			870,614

Media — 2.4%
Altice Financing SA, 2.25%, 01/15/25	EUR	180	205,906
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51	USD	195	182,384
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)		738	742,243
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(h)		1,831	1,318,320
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(h)		400	421,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	200	240,382
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(j)	USD	434	458,277
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)(h)		733	768,272
Sable International Finance Ltd., 5.75%, 09/07/27(h)		460	482,425

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(j)	EUR	800	$1,032,820
Sirius XM Radio, Inc.(b)(h)
5.00%, 08/01/27	USD	70	73,434
5.50%, 07/01/29		66	71,363
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	200	246,736
TEGNA, Inc., 4.63%, 03/15/28(h)	USD	301	306,268
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	118,443
ViacomCBS, Inc., 4.95%, 05/19/50	USD	195	228,570
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		290	291,160
Ziggo BV, 5.50%, 01/15/27(b)(h)		1,300	1,353,625

			8,541,628

Metals & Mining — 2.0%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		300	323,531
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	200,438
Commercial Metals Co.(h)
4.88%, 05/15/23		181	189,145
5.38%, 07/15/27		1,374	1,442,700
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		415	439,381
JSW Steel Ltd., 5.38%, 04/04/25		200	209,500
Nexa Resources SA, 5.38%, 05/04/27(b)(h)		2,000	2,170,500
Periama Holdings LLC, 5.95%, 04/19/26		200	211,000
Steel Dynamics, Inc., 3.25%, 10/15/50		195	181,967
thyssenkrupp AG, 1.88%, 03/06/23	EUR	127	148,990
Usiminas International Sarl, 5.88%, 07/18/26(b)(h)	USD	200	210,688
Vale Overseas Ltd., 3.75%, 07/08/30		275	285,972
Vedanta Resources Finance II PLC
13.88%, 01/21/24		200	215,812
8.95%, 03/11/25(b)(h)		600	573,300
Vedanta Resources Ltd., 7.13%, 05/31/23		270	241,566

			7,044,490

Multi-line Retail — 0.1%
InRetail Consumer, 3.25%, 03/22/28(b)		200	199,702

Oil & Gas Exploration & Production — 0.0%
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)(f)(k)		110	699

Oil, Gas & Consumable Fuels — 6.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(h)(l)		707	519,106
BP Capital Markets America, Inc., 2.94%, 06/04/51(h)		195	173,918
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(j)	EUR	300	381,299
Buckeye Partners LP, 4.13%, 03/01/25(b)(h)	USD	195	198,957
Callon Petroleum Co., 6.25%, 04/15/23		—	—
Centennial Resource Production LLC(b)(h)
5.38%, 01/15/26		1,841	1,620,080
6.88%, 04/01/27		127	113,030
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(h)		890	1,017,821
Cheniere Energy Partners LP, 4.50%, 10/01/29(h)		335	347,402
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(b)(i)		1,723	1,727,048
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		110	114,498
5.88%, 02/01/29		40	42,400
Citgo Holding, Inc., 9.25%, 08/01/24(b)		306	303,705
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	55,092
eG Global Finance PLC
3.63%, 02/07/24	EUR	337	382,601
4.38%, 02/07/25		211	241,605

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC (continued) 6.25%, 10/30/25	EUR	100	$119,369
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)	USD	255	257,040
Energy Transfer Operating LP, 5.00%, 05/15/50		195	201,678
Enterprise Products Operating LLC, 3.20%, 02/15/52		195	177,877
Geopark Ltd., 6.50%, 09/21/24(b)(h)		519	537,976
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24		200	205,500
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(c)(i)		759	759,490
Hess Corp., 5.60%, 02/15/41		195	224,952
Hilong Holding Ltd., 8.25%, 09/26/22(f)(k)		200	151,937
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,250
Kinder Morgan, Inc., 3.60%, 02/15/51(h)		595	554,394
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(h)		390	407,936
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	212,687
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	208,750
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(h)		200	200,750
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		1,032	1,368,826
Oil and Gas Holding Co., 7.63%, 11/07/24		263	292,670
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(b)(h)		393	401,233
Petrobras Global Finance BV(h)
6.00%, 01/27/28		699	766,279
5.60%, 01/03/31		689	726,206
Petroleos Mexicanos(h)
6.35%, 02/12/48		402	331,147
6.95%, 01/28/60		1,233	1,052,674
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	999,687
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(h)		1,000	1,080,000
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	150	185,149
Santos Finance Ltd., 5.25%, 03/13/29(h)	USD	400	437,851
SM Energy Co., 10.00%, 01/15/25(b)(h)		320	360,000
Stoneway Capital Corp.(f)(k)
10.00%, 03/01/27(b)		1,948	767,136
10.00%, 03/01/27		691	271,985
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(h)		27	28,249
4.50%, 05/15/29(b)		67	66,749
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)		175	153,519
Vivo Energy Investments BV, 5.13%, 09/24/27(b)(h)		200	213,500
WPX Energy, Inc., 5.88%, 06/15/28		22	24,251
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	392,820

			21,588,079

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		98	98,761

Pharmaceuticals — 0.6%
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27	EUR	100	118,795
4.38%, 01/15/28		200	245,094
Cigna Corp., 3.40%, 03/15/51	USD	195	191,720
CVS Health Corp., 5.05%, 03/25/48		195	239,390
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		82	85,403
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	210,875
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	221	260,463
Rossini Sarl 6.75%, 10/30/25		300	372,039

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Rossini Sarl (continued)
(3 mo. Euribor + 3.88%), 3.88%, 10/30/25(a)	EUR	100	$117,387
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		200	222,666

			2,063,832

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50(h)	USD	650	629,578
3.95%, 03/25/51		48	49,482

			679,060

Real Estate Management & Development — 6.5%
Adler Group SA
3.25%, 08/05/25	EUR	200	244,560
2.75%, 11/13/26		100	119,669
Agile Group Holdings Ltd.
5.75%, 01/02/25(h)	USD	500	511,094
(5 year CMT + 11.29%), 7.88%(a)(j)		200	206,750
Alam Synergy Pte Ltd., 11.50%, 04/22/21(h)		132	130,977
Arabian Centres Sukuk Ltd., 5.63%, 10/07/26(b)		510	510,000
CFLD Cayman Investment Ltd.(f)(k)
8.63%, 02/28/21		200	76,438
8.60%, 04/08/24		200	73,938
China Aoyuan Group Ltd.
7.95%, 02/19/23(h)		400	413,000
6.35%, 02/08/24		200	200,438
6.20%, 03/24/26		206	197,309
China Evergrande Group
11.50%, 01/22/23		200	188,125
7.50%, 06/28/23(h)		200	172,813
12.00%, 01/22/24		400	370,625
10.50%, 04/11/24		200	178,063
China SCE Group Holdings Ltd.
7.45%, 04/17/21		500	500,650
7.25%, 04/19/23		200	205,812
CIFI Holdings Group Co. Ltd.
7.63%, 02/28/23		200	208,250
6.00%, 07/16/25		200	212,250
5.95%, 10/20/25(h)		400	425,125
5.25%, 05/13/26		200	205,247
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	221,687
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	113,166
Easy Tactic Ltd.
9.13%, 07/28/22(h)	USD	200	199,313
12.38%, 11/18/22		200	206,937
5.88%, 02/13/23		200	184,522
8.63%, 02/27/24		300	278,250
Excel Capital Global Ltd., (U.S. Treasury Yield Curve Rate T-Note Contant Maturity + 9.34%), 7.00%(a)(h)(j)		500	502,519
Fantasia Holdings Group Co. Ltd.
7.38%, 10/04/21		400	398,500
9.25%, 07/28/23		200	184,375
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		750	783,844
Global Prime Capital Pte Ltd., 7.25%, 04/26/21(h)		200	200,082
Greenland Global Investment Ltd., (3 mo. LIBOR US + 4.85%), 5.05%, 09/26/21(a)		300	290,625

Security		Par (000)	Value

Real Estate Management & Development (continued)
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(j)	EUR	100	$116,083
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	204,187
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)		981	1,031,276
JGC Ventures Pte Ltd., 10.75%, 08/30/21(f)(k)		200	80,313
Jingrui Holdings Ltd., 9.45%, 04/23/21(h)		200	197,875
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(h)		200	209,812
11.50%, 01/30/23		222	229,423
9.75%, 09/28/23		200	203,500
11.95%, 11/12/23		200	210,062
9.38%, 06/30/24(h)		400	384,500
KWG Group Holdings Ltd.
7.40%, 03/05/24		200	209,687
5.95%, 08/10/25		270	265,950
Logan Group Co. Ltd.
6.50%, 07/16/23		200	205,000
5.75%, 01/14/25		200	209,937
5.25%, 10/19/25		295	305,694
MAF Sukuk Ltd., 4.64%, 05/14/29		509	563,877
Powerlong Real Estate Holdings Ltd.
6.95%, 04/17/21		300	300,480
7.13%, 11/08/22		200	208,437
Redsun Properties Group Ltd., 10.50%, 10/03/22		200	210,000
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,625
Series 2019-A, 6.00%, 09/04/25		515	534,152
Series 2020-A, 5.20%, 01/12/26		200	202,188
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	197,499
8.75%, 10/25/22		200	200,250
8.95%, 01/22/23		200	200,563
7.35%, 12/15/23		200	189,125
Scenery Journey Ltd., 11.50%, 10/24/22(h)		1,086	993,011
Seazen Group Ltd., 6.00%, 08/12/24		200	211,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31		200	190,188
Shui On Development Holding Ltd.
6.15%, 08/24/24		240	249,825
5.50%, 03/03/25		200	201,688
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	115,276
Sunac China Holdings Ltd.
6.50%, 07/09/23	USD	200	204,687
7.50%, 02/01/24		200	210,437
6.65%, 08/03/24		300	307,687
7.00%, 07/09/25		400	409,875
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	204,312
Times China Holdings Ltd.
6.75%, 07/16/23		200	207,750
6.75%, 07/08/25		200	209,875
6.20%, 03/22/26		600	608,062
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	178,688
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		200	195,750
Yango Justice International Ltd.
10.00%, 02/12/23		250	256,641
9.25%, 04/15/23		200	201,813
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,937
Yuzhou Group Holdings Co. Ltd. 7.70%, 02/20/25(h)		400	345,400

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Group Holdings Co. Ltd. (continued)
8.30%, 05/27/25	USD	200	$173,500
7.38%, 01/13/26		400	340,000
Zhenro Properties Group Ltd.
9.15%, 05/06/23		200	209,375
8.30%, 09/15/23		200	205,875
7.88%, 04/14/24		200	201,500

			22,839,600

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	269,961
CMA CGM SA, 7.50%, 01/15/26		100	127,971

			397,932

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.75%, 02/15/51(b)(h)	USD	195	186,462
Intel Corp., 3.25%, 11/15/49		195	196,114

			382,576

Software — 0.0%
Boxer Parent Co., Inc., 6.50%, 10/02/25	EUR	100	124,799
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	61	60,097

			184,896

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51(h)		195	178,187
Dell International LLC/EMC Corp., 8.35%, 07/15/46(b)(h)		195	296,672
HP, Inc., 6.00%, 09/15/41		195	245,656

			720,515

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		470	89,153

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27		24	24,900
Quicken Loans LLC, 5.25%, 01/15/28(h)		46	48,300
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31		122	117,425
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(h)		152	146,300

			336,925

Tobacco(h) — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		195	180,927
BAT Capital Corp., 3.98%, 09/25/50		195	182,748

			363,675

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	119,987

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(h)	USD	547	567,000
Delhi International Airport Ltd., 6.13%, 10/31/26		200	203,937
FedEx Corp., 4.05%, 02/15/48		195	212,511
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28(d)	EUR	175	208,486
Mexico City Airport Trust, 5.50%, 07/31/47	USD	300	295,590
Simpar Europe SA, 5.20%, 01/26/31(b)		320	313,400

			1,800,924

Utilities — 1.6%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(b)		310	320,742

Security		Par (000)	Value

Utilities (continued)
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25(h)	USD	248	$249,473
4.63%, 02/04/30		280	279,398
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(a)(j)	EUR	100	133,280
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	300	306,000
Genneia SA, 8.75%, 01/20/22(b)		539	479,373
Inkia Energy Ltd., 5.88%, 11/09/27(b)(h)		1,000	1,050,000
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(h)		325	325,711
Orano SA, 2.75%, 03/08/28	EUR	100	121,326
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(h)	USD	480	522,600
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		182	202,544
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	232,979
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(j)	EUR	500	583,944
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)(h)	USD	792	815,776

			5,623,146

Wireless Telecommunication Services — 1.5%
Altice France SA
2.50%, 01/15/25	EUR	341	389,933
2.13%, 02/15/25		148	167,485
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	350	361,716
Kenbourne Invest SA(b)
6.88%, 11/26/24		473	503,154
4.70%, 01/22/28		200	204,000
Millicom International Cellular SA, 4.50%, 04/27/31(b)(h)		380	395,200
Sprint Corp., 7.88%, 09/15/23(h)		1,343	1,535,049
T-Mobile USA, Inc., 3.30%, 02/15/51(b)(h)		195	182,241
VEON Holdings BV, 4.00%, 04/09/25(b)(h)		388	400,222
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)(h)		422	437,766
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	133	156,771
Vodafone Group PLC, 4.25%, 09/17/50	USD	195	214,827
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)		200	208,725

			5,157,089

Total Corporate Bonds — 51.0% (Cost: $174,707,225)			180,246,285

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.36%, 12/09/25		1,328	1,299,191

Air Freight & Logistics — 0.9%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,585	2,504,329
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.86%, 02/24/25		809	803,553

			3,307,882

Airlines — 0.2%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.20%, 02/05/24		729	722,055

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products — 0.4%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26	USD	44	$44,125
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.11%, 12/14/24		1,063	1,056,975
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		106	106,066

			1,207,166

Capital Markets — 5.5%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 7.50%, 03/31/23(c)		19,400	19,535,800

Commercial Services & Supplies — 2.6%
HSE24 Trading GmbH, EUR Term Loan, (3 mo. LIBOR + 6.50%), 6.50%, 12/31/25(c)	EUR	6,912	8,055,584
Interface Security Systems LLC, Term Loan, (PIK + 3.00%), 3.00%, 08/07/23(c)(i)	USD	1,033	1,036,741
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		76	74,539

			9,166,864

Construction & Engineering — 1.1%
Pisces Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 04/12/25		1,965	1,961,012
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 05/23/25		307	302,736
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.11%, 11/21/24		1,748	1,740,615

			4,004,363

Diversified Financial Services — 5.2%
Applecaramel Buyer LLC, Term Loan B, (6 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		435	433,823
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 3.01%, 06/09/21(c)		5,000	4,600,000
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.93%, 02/17/23(c)		160	156,480
LBM Acquisition LLC
Delayed Draw Term Loan, 4.50%, 12/18/27(d)(m)		19	18,767
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		85	84,449
Luxembourg Life Fund, Long Term Loan G, (Fixed + 9.00%), 9.00%, 08/03/27(c)		6,612	6,800,080
Opendoor GP II LLC, Term Loan, 3.33%, 01/23/26(c)		5,333	5,333,333
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		62	67,168
Term Loan B, (3 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		850	926,912

			18,421,012

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 3.50%, 06/23/25		334	333,740

Electrical Equipment — 0.4%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27		1,545	1,540,103

Equity Real Estate Investment Trusts (REITs) — 3.1%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Defaulted), 0.00%, 10/26/21(c)(f)(k)		17,000	10,795,000

Security		Par (000)	Value

Food Products — 3.1%
Arnott’s Biscuits Ltd., AUD 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 1.00% Floor), 9.50%, 12/17/27(c)	AUD	14,500	$10,947,394

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25	USD	240	238,597

Hotels, Restaurants & Leisure — 1.9%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 02/02/26(c)		407	394,165
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.61%, 07/20/25		340	340,715
Circa Resort & Casino, Term Loan B, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/09/25		2,003	2,022,938
ECL Entertainment, LLC, Term Loan, 03/31/28(c)(d)(m)		272	272,000
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		518	509,610
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(c)		331	336,305
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.86%, 08/14/24		1,882	1,844,168
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.70%, 07/10/25		972	972,174

			6,692,075

Industrial Conglomerates — 0.5%
Robertshaw US Holding Corp, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/28/25		1,744	1,636,288

Media — 1.0%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		840	837,165
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.61%, 04/15/27		416	410,299
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 08/24/26		1,507	1,028,562
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.60%, 02/06/27		58	57,447
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.61%, 05/29/26		729	723,227
Playtika Holding Corp., 2021 Term Loan, (3 mo. LIBOR +0.1%, 2.75% Floor), 2.86%, 03/11/28(d)		499	495,881

			3,552,581

Oil, Gas & Consumable Fuels — 0.8%
Buckeye Partners LP, 2021 Term Loan B, (3 mo. LIBOR + 2.25%), 2.36%, 11/01/26		1,314	1,306,910
California Resources Corp., 2017 1st Lien Term Loan, (Defaulted), 0.00%, 12/31/22		—	—
Caprock Midstream LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 4.86%, 11/03/25		738	700,041
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		985	945,108

			2,952,059

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.86%, 11/27/25	USD	1,915	$1,902,568
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 11/15/27		805	795,401

			2,697,969

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.20%, 12/30/26		402	400,308

Software — 4.2%
Severin Acquisition LLC, 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.86%, 08/01/26		15,000	14,812,500

Thrifts & Mortgage Finance — 0.4%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.25%), 3.37%, 04/24/21(c)		1,505	1,500,938

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Company LLC
2021 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		24	24,096
2021 Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/10/28		42	41,665
The Enterprise Development Authority, Term Loan B, 5.00%, 02/18/28(c)(d)(m)		387	387,968

			453,729

Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.19%, 08/07/23(c)		347	325,811

Total Floating Rate Loan Interests — 33.0% (Cost: $122,432,901)			116,543,425

Foreign Agency Obligations

Bahrain — 0.3%
Bahrain Government International Bond, 5.25%, 01/25/33(b)		200	190,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		844	975,611

			1,165,611

Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27		773	826,385
4.13%, 05/15/51		350	332,938

			1,159,323

Dominican Republic — 0.5%
Dominican Republic International Bond
5.95%, 01/25/27(h)		494	553,897
4.50%, 01/30/30(b)		571	573,677
4.88%, 09/23/32(b)		310	313,100
6.40%, 06/05/49		518	542,443

			1,983,117

Egypt — 1.2%
Egypt Government International Bond
5.58%, 02/21/23(h)		795	827,545
5.75%, 05/29/24(b)(h)		465	487,233
7.50%, 01/31/27(h)		640	693,800
7.50%, 01/31/27(b)(h)		350	379,422

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
6.38%, 04/11/31(b)	EUR	264	$317,719
8.50%, 01/31/47(h)	USD	1,394	1,382,674
7.50%, 02/16/61(b)		200	180,250

			4,268,643

Ghana — 0.1%
Ghana Government International Bond, 8.63%, 04/07/34(b)(d)		515	505,782

Indonesia — 0.1%
Indonesia Government International Bond, 5.35%, 02/11/49(h)		315	390,797

Mexico — 0.1%
Mexico Government International Bond, 4.35%, 01/15/47(h)		230	227,556

Morocco — 0.2%
Morocco Government International Bond
3.00%, 12/15/32		564	528,045
4.00%, 12/15/50		215	190,275

			718,320

Oman — 0.2%
Oman Government International Bond
6.50%, 03/08/47		300	282,750
6.75%, 01/17/48		300	288,094

			570,844

Pakistan — 0.1%
Pakistan Government International Bond, 7.38%, 04/08/31(d)		260	265,200

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/16/50		210	230,934

Paraguay — 0.2%
Paraguay Government International Bond
5.40%, 03/30/50(b)(h)		500	559,375
5.40%, 03/30/50		200	223,750

			783,125

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		240	234,600

Romania — 0.2%
Romanian Government International Bond
3.00%, 02/14/31(b)(h)		500	500,469
4.00%, 02/14/51		230	221,878

			722,347

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55		230	225,544

Sri Lanka — 0.3%
Sri Lanka Government International Bond
5.75%, 04/18/23		200	136,062
6.85%, 03/14/24		400	254,875
6.35%, 06/28/24		400	255,375

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sri Lanka (continued)
Sri Lanka Government International Bond (continued)
7.85%, 03/14/29(h)	USD	263	$160,759
7.55%, 03/28/30(h)		200	122,000

			929,071

Ukraine — 0.4%
Ukraine Government International Bond 7.75%, 09/01/22		129	135,990
8.99%, 02/01/24(h)		447	495,723
7.75%, 09/01/24		250	269,297
7.75%, 09/01/25(h)		369	399,996
7.25%, 03/15/33(b)		280	278,425

			1,579,431

Total Foreign Agency Obligations — 4.5% (Cost: $16,143,853)			15,960,245

		Shares

Investment Companies

Fixed Income Funds — 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF(n)(o)		30,000	2,615,400

Total Investment Companies — 0.7% (Cost: $2,390,729)			2,615,400

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 1.7%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.25%, 12/26/37(b)	USD	1,777	1,672,913
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)		2,015	2,019,222
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 1.47%, 05/25/57		4,454	2,094,350

			5,786,485

Commercial Mortgage-Backed Securities — 11.3%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		1,629	1,365,224
BBCMS Trust, Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.23%, 12/15/31(a)(b)		1,231	1,231,262
Benchmark Mortgage Trust(b)
Series 2018-B2, Class D, 2.70%, 02/15/51(a)		3,000	2,601,445
Series 2018-B3, Class D, 3.06%, 04/10/51(a)		2,500	2,248,055
Series 2019-B9, Class XD, 2.00%, 03/15/52(a)		11,550	1,529,051
Series 2020-B16, Class D, 2.50%, 02/15/53		129	108,768
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.11%, 11/15/35		1,400	1,400,428
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.11%, 12/15/36		814	813,370
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 4.01%, 01/15/34(a)(b)		205	204,877
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,000	2,057,213

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust(a)(b)
Series 2016-P3, Class D, 2.80%, 04/15/49	USD	1,000	$692,670
Series 2019-PRM, Class F, 4.73%, 05/10/36		2,000	2,013,018
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.60%, 11/15/37(a)(b)		265	267,070
CSAIL Commercial Mortgage Trust, Series 2019-C15,Class D, 3.00%, 03/15/52(b)		540	455,185
CSMC Trust, Series 2020-NET, Class E, 3.70%, 08/15/37(a)(b)		1,500	1,485,857
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.26%, 10/15/37(a)(b)		700	711,931
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(b)		999	808,707
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		575	579,209
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		982	1,019,491
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2015-JP1, Class E, 4.23%, 01/15/49		1,031	853,968
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.36%, 12/15/36.		325	312,657
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		857	830,782
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	973,651
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.59%, 03/10/49(a)(b)		476	453,902
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	214,068
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class D, 2.55%, 06/15/50		1,000	812,125
Series 2018-H3, Class D, 3.00%, 07/15/51		1,000	886,166
Series 2018-MP, Class E, 4.28%, 07/11/40(a)		1,000	874,357
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.66%, 07/15/35(a)		1,800	1,777,556
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	1,082,803
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, (1 mo. LIBOR US +2.35%), 2.46%, 06/15/35(a)(b)		1,705	1,678,094
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.86%, 01/15/26(a)(b)		100	101,000
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.03%, 08/10/49(a)(b)		600	613,630
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		338	340,975
Series 2018-1, Class M6, 7.26%, 04/25/48		487	476,712
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.09%, 05/15/48(a)		750	717,647
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		967	765,082
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		3,000	2,551,758

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2018-C45, Class D, 3.00%, 06/15/51(b)	USD	2,100	$1,722,145
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.85%, 02/15/37(a)(b)		400	365,982

			39,997,891

Total Non-Agency Mortgage-Backed Securities — 13.0% (Cost: $45,317,589)			45,784,376

Preferred Securities

Capital Trusts — 7.2%

Automobiles — 0.1%
Volkswagen International Finance NV, 3.88%(a)(j)	EUR	400	511,884

Banks — 3.7%
ABN AMRO Bank NV, 4.75%(a)(j)		800	1,015,324
AIB Group PLC, 6.25%(a)(j)		600	788,961
Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%(a)(h)(j)	USD	400	432,640
Banco Mercantil del Norte SA, 6.75%(a)(b)(h)(j)		1,000	1,036,550
Bank of East Asia Ltd., 5.88%(a)(j)		250	266,797
Bankia SA(a)(j) 6.00%	EUR	200	245,094
6.38%		400	509,243
BAWAG Group AG, 5.00%(a)(j)		800	980,377
BBVA Bancomer SA, 5.13%, 01/18/33(a)(h)	USD	400	411,125
Burgan Bank SAK, 5.75%(a)(j)		200	197,937
CaixaBank SA, 6.75%(a)(j)	EUR	200	259,495
Cooperatieve Rabobank UA(a)(j) 4.63%		800	1,025,544
4.38%		400	516,565
Emirates NBD Bank PJSC, 6.13%(a)(j)	USD	200	217,125
Erste Group Bank AG, 5.13%(a)(j)	EUR	800	1,024,940
ING Groep NV, 6.75%(a)(h)(j)	USD	1,000	1,090,000
Intesa Sanpaolo SpA, 7.75%(a)(j)	EUR	500	717,575
Kasikornbank PCL, 5.28%(a)(j)	USD	490	515,266
KBC Group NV, 4.25%(a)(j)	EUR	1,000	1,235,756
Rizal Commercial Banking Corp., 6.50%(a)(j)	USD	200	207,375
Stichting AK Rabobank Certificaten, 2.19%(j)	EUR	61	92,672
TMB Bank PCL, 4.90%(a)(j)	USD	200	200,625

			12,986,986

Chemicals — 0.2%
Lenzing AG, 5.75%(a)(j)	EUR	500	608,713

Diversified Financial Services(a)(j) — 2.3%
Banco Santander SA, 6.75%		400	494,035
BNP Paribas SA(h) 6.63%	USD	500	545,710
7.38%		200	232,000
Credit Agricole SA, 6.88%(h)		500	555,000
Credit Suisse Group AG(b)(h) 6.38%		600	639,000
6.25%		400	425,489
7.50%		200	211,472
HSBC Holdings PLC, 6.38%(h)		1,200	1,305,240
Societe Generale SA, 7.38%(h)		800	865,000
UBS Group AG, 7.00%(h)		1,400	1,596,000

Security		Par (000)	Value

Diversified Financial Services (continued)
UniCredit SpA
6.75%	EUR	200	$239,397
6.63%		700	882,457

			7,990,800

Diversified Telecommunication Services(a)(j) — 0.2%
Telefonica Europe BV
4.38%		200	254,848
3.88%		400	505,434

			760,282

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	120,202

Insurance(a)(h)(j) — 0.3%
Allianz SE, 3.50%(b)	USD	400	406,000
KDB Life Insurance Co. Ltd., 7.50%		500	502,656

			908,656

Oil, Gas & Consumable Fuels(a)(j) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	120,135
BP Capital Markets PLC, 3.25%		100	125,625

			245,760

Real Estate Management & Development — 0.1%
ATF Netherlands BV, 3.75%(a)(j)		200	244,508

Utilities(a)(j) — 0.2%
Electricite de France SA
5.38%		300	399,445
3.00%		400	492,470

			891,915

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 4.20%, 10/03/78(a)		100	132,011

Total Capital Trusts — 7.2%			25,401,717

		Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)(f)		295	331,772

Total Preferred Securities — 7.3% (Cost: $23,964,732)			25,733,489

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.26%, 07/25/30(a)	USD	2,000	1,972,976

12

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities — 0.4%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(b)	USD	1,500	$1,537,125

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $3,381,039)			3,510,101

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. (Expires 02/09/26)		11,290	216,432

Total Warrants — 0.1% (Cost: $ — )			216,432

Total Long-Term Investments — 130.0% (Cost: $459,213,990)			458,903,869

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(o)		3,957,602	3,957,602

Total Short-Term Securities — 1.1% (Cost: $3,957,602)			3,957,602

Options Purchased — 0.1% (Cost: $967,898)			485,491

Total Investments Before Options Written — 131.2% (Cost: $464,139,490)			463,346,962

Options Written — (0.1)% (Premiums Received: $(413,340))			(206,016)

Total Investments, Net of Options Written — 131.1% (Cost: $463,726,150)			463,140,946
Liabilities in Excess of Other Assets — (31.1)%			(109,993,249)

Net Assets — 100.0%			$353,147,697

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	When-issued security.
(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $13,083, representing less than 0.05% of its net assets as of period end, and an original cost of $2,964.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Zero-coupon bond.
(m)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,448,432	$—	$(4,490,830	)(a)	$—	$—	$3,957,602	3,957,602	$436	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,619,000	—	—		—	(3,600)	2,615,400	30,000	18,752	—

					$—	$(3,600)	$6,573,002		$19,188	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A.	0.55	%(b)	07/15/20	Open		$629,100	$634,294	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/29/20	Open		897,487	902,679	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	08/20/20	Open		384,920	386,956	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	09/09/20	Open		768,169	770,335	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		688,000	690,638	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		853,597	856,871	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		580,500	582,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		488,812	490,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		2,203,766	2,212,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		1,007,500	1,011,363	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/09/20	Open		472,806	474,673	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		396,153	397,664	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/10/20	Open		484,195	486,097	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		832,299	835,801	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		522,235	524,433	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		1,378,260	1,384,060	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		483,125	485,158	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/14/20	Open		443,754	445,828	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/14/20	Open		465,802	468,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	09/21/20	Open		1,003,702	1,007,430	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		772,875	776,155	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/21/20	Open		1,130,876	1,135,676	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,230,524	1,236,073	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		581,491	584,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		665,040	668,039	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		105,875	106,352	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		174,484	175,271	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		552,335	554,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		223,943	224,952	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,260,630	1,266,315	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,177,875	1,183,187	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		974,012	978,405	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		38,755	38,930	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		22,748	22,850	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		40,020	40,200	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,082,287	1,087,168	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		898,170	902,220	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		583,942	586,576	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		38,123	38,294	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		67,446	67,750	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		57,173	57,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		436,194	438,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		1,166,182	1,171,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		220,913	221,909	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		58,888	59,153	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		152,719	153,407	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		37,894	38,065	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open		625,312	628,132	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.15	)(b)	09/23/20	Open		148,500	148,383	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,275,982	1,281,342	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,237,451	1,242,649	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		41,275	41,448	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		536,250	538,502	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		385,600	387,220	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		357,500	359,001	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		886,250	889,972	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,022,897	1,027,194	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,162,247	1,167,129	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		613,887	616,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		736,797	739,892	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,296,750	1,302,196	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		236,250	237,242	Corporate Bonds	Open/Demand

14

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.80	%(b)	09/23/20	Open		$1,211,674	$1,216,763	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		528,750	530,971	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		828,750	832,231	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		1,103,177	1,107,811	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/23/20	Open		699,930	702,870	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/24/20	Open		481,965	483,104	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	09/24/20	Open		1,099,587	1,103,338	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/24/20	Open		827,719	830,674	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/25/20	Open		333,500	334,871	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		161,745	162,452	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.85	(b)	09/25/20	Open		176,500	177,271	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open		368,600	369,831	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		1,247,269	1,251,627	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		306,313	307,383	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open		650,702	652,976	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		389,500	390,901	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		419,393	420,901	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		441,169	442,756	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open		417,020	418,520	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open		143,000	143,625	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		438,750	439,871	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/28/20	Open		422,154	423,233	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		303,000	304,007	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		606,320	608,334	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		452,627	454,131	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	09/28/20	Open		409,950	411,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	09/28/20	Open		314,125	315,409	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		805,450	808,126	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		432,540	433,977	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		405,375	406,722	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		692,250	694,550	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,831,044	1,837,127	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		517,500	519,219	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,105,437	1,109,110	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open		1,870,000	1,876,213	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open		420,480	421,941	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		344,366	345,598	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open		281,423	282,429	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open		476,850	478,417	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/08/20	Open		11,001	11,046	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	10/21/20	Open		185,000	185,563	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/29/20	Open		106,663	106,868	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/29/20	Open		514,158	515,148	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		811,012	813,942	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	10/29/20	Open		517,905	519,776	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	10/30/20	Open		458,125	458,984	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	10/30/20	Open		347,500	348,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	10/30/20	Open		192,250	192,851	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.38	(b)	10/30/20	Open		228,760	229,122	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		134,710	135,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		123,471	123,780	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		446,250	447,366	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		180,495	180,946	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		516,295	517,586	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		193,988	194,472	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	10/30/20	Open		530,025	531,350	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		166,969	167,407	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		199,925	200,450	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		130,610	130,953	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		148,358	148,747	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		135,540	135,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	10/30/20	Open		384,000	385,008	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A.	0.68	%(b)	10/30/20	Open		$613,337	$615,075	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	10/30/20	Open		283,263	284,065	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	10/30/20	Open		443,400	444,047	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		398,125	398,871	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		365,606	366,292	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		3,772,489	3,779,562	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		761,557	762,985	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		323,500	324,107	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		250,562	251,032	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		321,382	321,984	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		388,750	389,479	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		420,927	421,717	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	10/30/20	Open		352,376	353,036	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	11/02/20	Open		280,125	280,821	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	11/02/20	Open		445,625	446,732	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	11/02/20	Open		405,344	406,350	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	11/02/20	Open		417,718	418,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	11/02/20	Open		346,000	346,902	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	12/17/20	Open		819,231	820,889	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	01/07/21	Open		318,063	318,319	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	01/07/21	Open		504,455	504,978	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	01/07/21	Open		412,925	413,449	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/21/21	Open		1,163,580	1,164,472	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		89,100	89,220	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/21/21	Open		1,124,500	1,126,009	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		167,000	167,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		106,500	106,653	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		165,500	165,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/21/21	Open		162,250	162,483	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	01/21/21	Open		369,731	369,944	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open		1,926,600	1,929,739	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	01/21/21	Open		1,171,219	1,173,127	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	01/22/21	Open		512,250	512,626	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/22/21	Open		647,200	647,793	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/22/21	Open		396,875	397,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/22/21	Open		1,019,414	1,020,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	01/22/21	Open		182,000	182,200	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	01/22/21	Open		174,000	174,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	01/22/21	Open		728,419	729,287	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		710,005	710,916	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	01/22/21	Open		890,000	891,142	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/22/21	Open		940,000	941,292	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/22/21	Open		92,500	92,627	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	01/22/21	Open		406,567	407,127	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.95	(b)	01/22/21	Open		846,110	847,584	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		344,562	344,903	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/08/21	Open		450,000	450,446	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		346,938	347,306	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.75	(b)	02/08/21	Open		812,221	813,084	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80	(b)	02/12/21	Open		232,444	232,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	02/18/21	Open		443,494	443,701	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/18/21	Open		345,000	345,282	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	02/18/21	Open		659,620	660,159	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.62	(b)	02/18/21	Open		576,720	577,137	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.62	(b)	02/18/21	Open		191,500	191,639	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/18/21	Open		911,543	912,022	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	02/19/21	Open		333,081	333,239	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	03/03/21	Open		201,529	201,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.70	(b)	03/05/21	Open		355,938	356,104	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open		205,581	205,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	03/05/21	Open		339,809	339,979	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	03/15/21	Open		268,266	268,349	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

BNP Paribas S.A.	0.30	%(b)	03/24/21	Open		$342,063	$342,082	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/24/21	Open		621,775	621,811	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/24/21	Open		521,369	521,399	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	03/24/21	Open		606,125	606,160	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/24/21	Open		597,082	597,146	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/24/21	Open		355,775	355,813	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	03/24/21	Open		360,500	360,539	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	03/24/21	Open		463,500	463,553	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		170,625	170,627	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		259,394	259,397	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		231,806	231,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		165,750	165,752	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		196,824	196,826	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		161,606	161,608	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		1,074,000	1,074,012	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		165,019	165,021	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		169,163	169,164	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		274,950	274,953	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		168,431	168,433	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		169,894	169,896	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		357,500	357,504	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		215,475	215,477	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		194,513	194,515	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		166,969	166,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		166,481	166,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		176,963	176,964	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		161,363	161,364	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		163,069	163,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/31/21	Open		255,056	255,060	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		244,888	244,892	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		633,041	633,052	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		311,600	311,605	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		228,986	228,990	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		195,750	195,753	Corporate Bonds	Open/Demand

						$114,129,089	$114,449,093

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	19	06/21/21	$2,488	$(30,510)
U.S. Long Bond	4	06/21/21	618	(15,006)

				(45,516)

Short Contracts
Euro-BOBL	2	06/08/21	317	960
10-Year U.S. Ultra Long Treasury Note	47	06/21/21	6,753	18,692
U.S. Ultra Bond	31	06/21/21	5,618	19,529
2-Year U.S. Treasury Note	12	06/30/21	2,649	(201)
5-Year U.S. Treasury Note	101	06/30/21	12,463	93,380

				132,360

				$86,844

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,200,634	AUD	14,427,500	Morgan Stanley & Co. International PLC	06/16/21	$238,838
USD	165,143	CAD	206,000	Citibank N.A.	06/16/21	1,206
USD	12,856,910	EUR	10,790,000	BNP Paribas S.A.	06/16/21	184,532
USD	201,143	EUR	170,000	Deutsche Bank AG	06/16/21	1,486
USD	24,960,661	EUR	21,008,058	Deutsche Bank AG	06/16/21	287,626
USD	121,381	EUR	103,000	Morgan Stanley & Co. International PLC	06/16/21	412
USD	8,931,341	EUR	7,457,800	Morgan Stanley & Co. International PLC	06/16/21	172,484
USD	315,846	EUR	264,000	State Street Bank and Trust Co.	06/16/21	5,790
USD	204,481	EUR	174,000	UBS AG	06/16/21	126
USD	2,250,222	GBP	1,628,073	Morgan Stanley & Co. International PLC	06/16/21	5,279

						897,779

EUR	8,466,060	USD	10,061,906	Morgan Stanley & Co. International PLC	06/16/21	(118,893)
EUR	300,000	USD	358,930	UBS AG	06/16/21	(6,593)
GBP	256,000	USD	357,280	Morgan Stanley & Co. International PLC	06/16/21	(4,283)

						(129,769)

						$768,010

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call 10-Year U.S. Treasury Note	70	04/23/21	USD	135.50	USD	9,485	$1,094

Put iShares iBoxx $ High Yield Corporate Bond ETF	1,200	04/16/21	USD	84.00	USD	10,080	10,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,830	04/16/21	USD	130.00	USD	23,790	187,575
SPDR S&P 500 ETF Trust	152	04/30/21	USD	380.00	USD	5,776	46,208
iShares iBoxx $ High Yield Corporate Bond ETF	3,960	05/21/21	USD	84.00	USD	33,264	170,280
iShares iBoxx $ High Yield Corporate Bond ETF	1,200	05/21/21	USD	83.00	USD	9,960	38,400
iShares iBoxx $ High Yield Corporate Bond ETF	165	05/21/21	USD	85.00	USD	1,402	9,570
iShares iBoxx $ High Yield Corporate Bond ETF	289	06/18/21	USD	84.00	USD	2,428	21,964

							484,197

							$485,291

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 04/08/51	3-Month LIBOR, 0.00%	Quarterly	1.53%	Semi-Annual	Morgan Stanley And Co International Lond	04/06/21	1.53%	USD	4,090	$—
30-Year Interest Rate Swap, 05/02/51	3-Month LIBOR, 0.00%	Quarterly	1.35%	Semi-Annual	Bank of America N.A.	04/30/21	1.35	USD	10,000	200

										$200

18

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	1,200	04/16/21	USD	81.00	USD	9,720	$(7,200)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,830	04/16/21	USD	126.00	USD	23,058	(33,855)
10-Year U.S. Treasury Note	70	04/23/21	USD	129.50	USD	9,065	(15,312)
SPDR S&P 500 ETF Trust	152	04/30/21	USD	370.00	USD	5,624	(28,956)
iShares iBoxx $ High Yield Corporate Bond ETF	1,200	05/21/21	USD	80.00	USD	9,600	(22,800)
iShares iBoxx $ High Yield Corporate Bond ETF	165	05/21/21	USD	75.00	USD	1,238	(1,568)
iShares iBoxx $ High Yield Corporate Bond ETF	3,960	05/21/21	USD	81.00	USD	32,076	(89,100)
iShares iBoxx $ High Yield Corporate Bond ETF	289	06/18/21	USD	78.00	USD	2,254	(7,225)

							$(206,016)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)

CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	CC		USD	10,875	$805,390	$370,785		$434,605
CDX.NA.HY.32.V1	5.00	Quarterly	06/20/24	CC+		USD	9,025	825,055	377,646		447,409
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC		USD	11,280	1,300,429	(46,044)		1,346,473

								$2,930,874	$702,387		$2,228,487

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	70	$(847)	$1,621	$(2,468)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

AVGO	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	790	$11,617	$(39,521)	$51,138
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	29	(1,792)	(3,794)	2,002
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-	EUR	65	(3,931)	(8,350)	4,419
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR	USD	10,000	(1,097,297)	(1,234,321)	137,024
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	10,000	(1,097,297)	(1,076,153)	(21,144)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	15,000	(1,645,946)	(1,079,825)	(566,121)

								$(3,834,646)	$(3,441,964)	$(392,682)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$64,471,670	$1,745,954	$66,217,624
Common Stocks
Energy Equipment & Services	—	—	2,320	2,320
Equity Real Estate Investment Trusts (REITs)	47,440	—	—	47,440
Hotels, Restaurants & Leisure	606,466	—	—	606,466
Oil & Gas Exploration & Production	—	460,326	—	460,326
Oil, Gas & Consumable Fuels	946,857	13,083	—	959,940
Corporate Bonds	—	178,675,662	1,570,623	180,246,285
Floating Rate Loan Interests	—	46,065,826	70,477,599	116,543,425
Foreign Agency Obligations	—	15,960,245	—	15,960,245
Investment Companies	2,615,400	—	—	2,615,400
Non-Agency Mortgage-Backed Securities	—	45,784,376	—	45,784,376
Preferred Securities
Capital Trusts	—	25,401,717	—	25,401,717
Preferred Stocks	—	331,772	—	331,772
U.S. Government Sponsored Agency Securities	—	3,510,101	—	3,510,101
Warrants	216,432	—	—	216,432
Short-Term Securities
Money Market Funds	3,957,602	—	—	3,957,602
Options Purchased
Equity Contracts	484,197	—	—	484,197
Interest Rate Contracts	1,094	200	—	1,294
Unfunded Floating Rate Loan Interests	—	—	—	—

	$8,875,488	$380,674,978	$73,796,496	$463,346,962

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$2,423,070	$—	$2,423,070
Foreign Currency Exchange Contracts	—	897,779	—	897,779
Interest Rate Contracts	132,561	—	—	132,561
Liabilities
Credit Contracts	—	(589,733)	—	(589,733)
Equity Contracts	(190,704)	—	—	(190,704)

20

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(129,769)	$—	$(129,769)
Interest Rate Contracts	(61,029)	—	—	(61,029)

	$(119,172)	$2,601,347	$—	$2,482,175

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $114,449,093 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2020	$1,518,013	$15,533	$1,372,033	$84,632,800	$87,538,379
Transfers into Level 3	—	—	55	1,034,250	1,034,305
Transfers out of Level 3	—	—	—	(14,775,015)	(14,775,015)
Accrued discounts/premiums	—	—	4,291	10,765	15,056
Net realized gain (loss)	—	—	—	25,483	25,483
Net change in unrealized appreciation (depreciation)(a)	(22,059)	(13,213)	152,407	480,386	597,521
Purchases	250,000	—	44,999	662,019	957,018
Sales	—	—	(3,162)	(1,593,089)	(1,596,251)

Closing balance, as of March 31, 2021	$1,745,954	$2,320	$1,570,623	$70,477,599	$73,796,496

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(a)	$(22,058)	$(13,213)	$152,407	$480,386	$597,522

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $9,121,228. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$2,320	Market	EBITDA Multiple	3.00x		—
Asset-Backed Securities	599,092	Income	Discount Rate	9%		—
Corporate Bonds	1,569,924	Income	Discount Rate	5% - 11%		9%
		Market	EBITDA Multiple	3.00x		—
Floating Rate Loan Interests(b)	62,503,932	Income	Discount Rate	7%-11%		9%
		Market	Estimated Recovery Value	—		—
			Recent Transactions	—		—

	$64,675,268

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Floating Rate Interests amounting to $6,800,080 changed to Transaction Price approach. The investments were previously valued utilizing Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

22